Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 520,401	$ 411,081	[1]
Restricted cash	279,843	237,325
Trade receivables, net of provisions of $3,530 and nil	6,636	16,063
Flight equipment held for operating leases, net	7,261,899	7,895,874
Net investment in direct finance leases	21,350	25,094
Notes receivable, net of provisions, of nil and nil	78,163	5,200
Prepayments on flight equipment	53,594	95,619
Investments	93,862	84,079
Intangibles	18,100	29,677
Inventory		13,953
Derivative assets	9,993	21,050
Deferred income taxes	79,726	91,258
Other assets	157,851	181,359
Total Assets	8,581,418	9,107,632
Liabilities and Equity
Accounts payable	740	4,142
Accrued expenses and other liabilities	91,951	74,458
Accrued maintenance liability	421,830	452,582
Lessee deposit liability	86,268	102,844
Debt	5,803,499	6,111,165
Accrual for onerous contracts		3,971
Deferred revenue	39,547	47,994
Derivative liabilities	14,677	27,159
Total Liabilities	6,458,512	6,824,315
Ordinary share capital, 0.01 par value (250,000,000 ordinary shares authorized, 113,363,535 ordinary shares issued and outstanding)	1,193	1,570
Additional paid-in capital	927,617	1,340,205
Treasury stock ([ ] ordinary shares)		(100,000)
Accumulated other comprehensive income (loss)	(14,401)	(8,513)
Accumulated retained earnings	1,207,629	1,043,974
Total AerCap Holdings N.V. shareholders' equity	2,122,038	2,277,236
Non-controlling interest	868	6,081
Total Equity	2,122,906	2,283,317
Total Liabilities and Equity	$ 8,581,418	$ 9,107,632

[1]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.